Note 4 - Other Receivables	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Other Receivables [Text Block]
4—OTHER
RECEIVABLES

Other receivables consist of the following:

	December 31,
	2017	2016
Research and development tax credit receivable from the French State	560	476
Value-added taxes receivable	216	209
Other receivables from Government and public authorities	238	138
Others	52	60
Total	1,066	884